STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 19,581	$ 94	$ 195,714	$ 4,264	$ (180,491)
Balance, shares at Dec. 31, 2011		34,707,622
Options exercised	1,880	2	1,878
Options exercised, shares		696,988
Issuance of shares, net	6,267	3	6,264
Issuance of shares, net, shares		1,185,868
Stock-based compensation relating to options and warrants issued to non-employees	145		145
Stock-based compensation relating to options issued to employees and directors	2,324		2,324
Other comprehensive income (loss) from marketable securities	1,103			1,103
Other comprehensive income from foreign currency derivative contracts
Net loss	(13,628)				(13,628)
Balance at Dec. 31, 2012	17,672	99	206,325	5,367	(194,119)
Balance, shares at Dec. 31, 2012		36,590,478
Options exercised	5,631	5	5,626
Options exercised, shares		1,786,473
Issuance of shares, net	19,704	7	19,697
Issuance of shares, net, shares		2,625,162
Stock-based compensation relating to options and warrants issued to non-employees	164		164
Stock-based compensation relating to options issued to employees and directors	3,379		3,379
Classification of liability with respect to outstanding options to non-employee to equity	160		160
Other comprehensive income (loss) from marketable securities	(739)			(739)
Other comprehensive income from foreign currency derivative contracts
Net loss	(14,083)				(14,083)
Balance at Dec. 31, 2013	31,888	111	235,351	4,628	(208,202)
Balance, shares at Dec. 31, 2013	41,002,113	41,002,113
Options exercised	1,423	1	1,422
Options exercised, shares		389,289
Issuance of shares, net	70,718	21	70,697
Issuance of shares, net, shares		7,263,090
Issuance of shares in respect to Termination and Equity Conversion Agreement	12,954	4	12,950
Issuance of shares in respect to Termination and Equity Conversion Agreement, shares		1,600,000
Stock-based compensation relating to options and warrants issued to non-employees	361		361
Stock-based compensation relating to options issued to employees and directors	3,272		3,272
Other comprehensive income (loss) from marketable securities	(3,547)			(3,547)
Other comprehensive income from foreign currency derivative contracts	141			141
Net loss	(11,094)				(11,094)
Balance at Dec. 31, 2014	$ 106,116	$ 137	$ 324,053	$ 1,222	$ (219,296)
Balance, shares at Dec. 31, 2014	50,254,492	50,254,492